Consolidated Statements of Stockholders' (Deficit)/Equity - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Issuance on various dates during 2015 of 65 shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision						$ 1	$ (1)
Balance (in shares) at Dec. 31, 2014						44,438
Balance at Dec. 31, 2014						$ 44	157,697,912	(115,735,929)	$ 41,962,027
Issuance on various dates during 2015 of 65 shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision (in shares)						65			284
Issuance at the end of each quarter of a total of 38 shares of common stock at an average price of $1,314.75 per share for proceeds of $49,757 in connection with the employee stock purchase plan						$ 38
Stock Issued During Period, Value, Employee Stock Purchase Plan							49,757		$ 49,757
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016 (in shares)						26
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016
Share-based compensation expense for options issued to directors, management, and employees during the current and previous years							1,016,705		1,016,705
Net Loss								(40,482,802)	(40,482,802)
Balance at Dec. 31, 2015						$ 45	158,764,373	(156,218,731)	$ 2,545,687
Balance (in shares) at Dec. 31, 2015						44,567
Issuance on various dates during 2015 of 65 shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision (in shares)
Issuance on various dates between February 1, and September 21, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656 (in shares)									2,573
Issuance on various dates between February 1, and September 21, 2016, inclusive, of 2,573 shares of common stock at an average of $189.75 per share for services valued at $488,656									$ 488,656
Issuance at the end of each quarter in connection with the employee stock purchase plan an aggregate total of 398 shares of common stock at an average price of $72.75 per share for proceeds of $28,951 (in shares)						398
Stock Issued During Period, Value, Employee Stock Purchase Plan							28,952		28,952
Share-based compensation expense for options issued to directors, management, and employees during the current and previous years							1,024,955		1,024,955
Net Loss								(20,436,496)	(20,436,496)
Balance at Dec. 31, 2016			$ 2	$ 500	$ 1	$ 245	173,801,021	(176,655,227)	$ (2,853,458)
Balance (in shares) at Dec. 31, 2016			1,233	500,000	1,233	244,369
Issuance on various dates during 2015 of 65 shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision (in shares)
Stock Issued During Period, Value, Employee Stock Purchase Plan							358		$ 358
Net Loss								(7,280,803)	(7,280,803)
Balance at Jun. 30, 2017						$ 364	$ 174,469,582	$ (183,936,030)	$ (9,466,082)
Balance (in shares) at Jun. 30, 2017						363,681